Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Preferred Stock, Par or Stated Value Per Share	$ 1.00	$ 1.00
Preferred Stock, Shares Authorized	25,000,000	25,000,000
Common Stock, Par or Stated Value Per Share	$ 5.00	$ 5.00
Common Stock, Shares Authorized	60,000,000	60,000,000
Common Stock, Shares, Issued	30,183,776	30,183,776
Common Stock, Shares, Outstanding	29,505,603	29,505,603
Series E Preferred Stock [Member]
Preferred Stock, Shares Outstanding	4,745,947	4,745,947
Series F Preferred Stock [Member]
Preferred Stock, Shares Outstanding	6,747,147	6,747,147